Prepayments and Other Assets	6 Months Ended
Dec. 31, 2025
Prepayments and Other Assets [Abstract]
Prepayments and other assets

Note 16. Prepayments and other assets

	Consolidated
	31 December 2025	30 June 2025
	$	$
Current assets
Prepaid Expenses	24,256	266,540
Advance for equipment	19,838	19,838
Prepayment	33,088	33,088
Insurance**	-	171,316
Advance payments to vendors for supply of raw materials	31,773	31,773
	108,955	522,555
Non-current assets

Security deposits	84,510	94,605
Other deposits	179,743	179,743

	264,253	274,348

	373,208	796,903

*	Other deposits consist of the deposit paid to Asiana Trading corporation

**	A majority of Insurance consists of D&O insurance